United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Six months ended 5/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Equity Income Fund, Inc.

Established 1986

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$21.38
Income From Investment Operations:
Net investment income	0.27
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.62)
TOTAL FROM INVESTMENT OPERATIONS	(0.35)
Less Distributions:
Distributions from net investment income	(0.34)
Distributions from net realized gain on investments and written options	(0.64)
TOTAL DISTRIBUTIONS	(0.98)
Net Asset Value, End of Period	$20.05
Total Return [2]	(1.71)%

Ratios to Average Net Assets:
Net expenses [6]	1.13	% [7]
Net investment income	2.71	% [7]
Expense waiver/reimbursement [8]	0.02	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$725,672
Portfolio turnover	52%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year ended November 30, 2005, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.02% on the total return.

4 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on the total return.

5 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

6 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.13%, 1.10%, 1.13%, 1.10% and 1.12% for the six months ended May 31, 2008 and for the years ended November 30, 2007, 2006, 2005 and 2004, respectively, 1.16% for the period ended November 30, 2003 and 1.15% for the year ended March 31, 2003, after taking into account these expense reductions.

7 Computed on an annualized basis.

8 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

9 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,							Period Ended		Year Ended
2007	2006		2005		2004		11/30/2003	[1]	3/31/2003
$21.17	$17.77		$17.10		$15.05		$12.21		$16.66

0.52	0.49		0.42		0.33		0.23		0.27
0.30	3.36		0.61		2.09		2.81		(4.48)
0.82	3.85		1.03		2.42		3.04		(4.21)

(0.61)	(0.45)		(0.36)		(0.37)		(0.20)		(0.24)
--	--		--		--		--		--
(0.61)	(0.45)		(0.36)		(0.37)		(0.20)		(0.24)
$21.38	$21.17		$17.77		$17.10		$15.05		$12.21
3.87%	21.95%		6.09	% [3]	16.25	% [4]	24.99	% [5]	(25.36)%

1.11%	1.14%		1.11%		1.13%		1.18	% [7]	1.17%
2.36%	2.56%		2.35%		2.05%		2.35	% [7]	1.93%
0.02%	0.00	% [9]	0.03%		0.00	% [9]	0.00	% [7,9]	0.00	% [9]

$778,882	$786,606		$636,219		$643,279		$616,835		$549,359
101%	60%		33%		75%		44%		123%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$21.35
Income From Investment Operation:
Net investment income	0.20
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.61)
TOTAL FROM INVESTMENT OPERATIONS	(0.41)
Less Distributions:
Distributions from net investment income	(0.27)
Distributions from net realized gain on investments and written options	(0.64)
TOTAL DISTRIBUTIONS	(0.91)
Net Asset Value, End of Period	$20.03
Total Return [2]	(2.03)%

Ratios to Average Net Assets:
Net expenses [5]	1.89	% [6]
Net investment income	1.92	% [6]
Expense waiver/reimbursement [7]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$121,246
Portfolio turnover	52%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

4 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.89%, 1.86%, 1.88%, 1.88% and 1.87% for the six months ended May 31, 2008 and for the years ended November 30, 2007, 2006, 2005 and 2004, respectively, 1.91% for the period ended November 30, 2003 and 1.90% for the year ended March 31, 2003, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,							Period Ended		Year Ended
2007	2006		2005		2004		11/30/2003	[1]	3/31/2003
$21.16	$17.76		$17.09		$15.04		$12.21		$16.65

0.38	0.37		0.28		0.22		0.16		0.17
0.25	3.33		0.61		2.08		2.80		(4.47)
0.63	3.70		0.89		2.30		2.96		(4.30)

(0.44)	(0.30)		(0.22)		(0.25)		(0.13)		(0.14)
--	--		--		--		--		--
(0.44)	(0.30)		(0.22)		(0.25)		(0.13)		(0.14)
$21.35	$21.16		$17.76		$17.09		$15.04		$12.21
2.99%	21.03%		5.26%		15.39	% [3]	24.29	% [4]	(25.89)%

1.87%	1.89%		1.89%		1.88%		1.93	% [6]	1.92%
1.58%	1.66%		1.54%		1.31%		1.60	% [6]	1.16%
0.02%	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [6,8]	0.00	% [8]

$159,076	$229,906		$328,918		$513,071		$603,043		$551,204
101%	60%		33%		75%		44%		123%

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$21.37
Income From Investment Operations:
Net investment income	0.20
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.61)
TOTAL FROM INVESTMENT OPERATIONS	(0.41)
Less Distributions:
Distributions from net investment income	(0.27)
Distributions from net realized gain on investments and written options	(0.64)
TOTAL DISTRIBUTIONS	(0.91)
Net Asset Value, End of Period	$20.05
Total Return [2]	(2.03)%

Ratios to Average Net Assets:
Net expenses [5]	1.88	% [6]
Net investment income	1.95	% [6]
Expense waiver/reimbursement [7]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$59,838
Portfolio turnover	52%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return.

4 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.88%, 1.85%, 1.88%, 1.88% and 1.87% for the six months ended May 31, 2008 and for the years ended November 30, 2007, 2006, 2005 and 2004, respectively, 1.91% for the period ended November 30, 2003 and 1.90% for the year ended March 31, 2003, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,							Period Ended		Year Ended
2007	2006		2005		2004		11/30/2003	[1]	3/31/2003
$21.18	$17.77		$17.10		$15.05		$12.21		$16.66

0.36	0.35		0.28		0.22		0.16		0.17
0.28	3.36		0.62		2.08		2.81		(4.48)
0.64	3.71		0.90		2.30		2.97		(4.31)

(0.45)	(0.30)		(0.23)		(0.25)		(0.13)		(0.14)
--	--		--		--		--		--
(0.45)	(0.30)		(0.23)		(0.25)		(0.13)		(0.14)
$21.37	$21.18		$17.77		$17.10		$15.05		$12.21
2.99%	21.09%		5.27%		15.38	% [3]	24.37	% [4]	(25.94)%

1.86%	1.89%		1.89%		1.88%		1.93	% [6]	1.92%
1.61%	1.77%		1.57%		1.31%		1.60	% [6]	1.16%
0.02%	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [6,8]	0.00	% [8]

$68,742	$74,174		$71,223		$84,177		$92,145		$85,242
101%	60%		33%		75%		44%		123%

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$21.39
Income From Investment Operations:
Net investment income	0.25
Net realized and unrealized gain (loss) on investments, written options, futures contracts and foreign currency transactions	(0.62)
TOTAL FROM INVESTMENT OPERATIONS	(0.37)
Less Distributions:
Distributions from net investment income	(0.32)
Distributions from net realized gain on investments and written options	(0.64)
TOTAL DISTRIBUTIONS	(0.96)
Net Asset Value, End of Period	$20.06
Total Return [2]	(1.82)%

Ratios to Average Net Assets:
Net expenses [5]	1.38	% [6]
Net investment income	2.46	% [6]
Expense waiver/reimbursement [7]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,404
Portfolio turnover	52%

1 The Fund changed its fiscal year end from March 31 to November 30.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year ended November 30, 2004, the Fund was reimbursed by the Adviser, which had an impact of 0.06% on the total return.

4 During the period ended November 30, 2003, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.38%, 1.35%, 1.37%, 1.38% and 1.37% for the six months ended May 31, 2008 and for the years ended November 30, 2007, 2006, 2005 and 2004, respectively, 1.41% for the period ended November 30, 2003 and 1.40% for the year ended March 31, 2003, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,							Period Ended		Year Ended
2007	2006		2005		2004		11/30/2003	[1]	3/31/2003
$21.19	$17.78		$17.12		$15.06		$12.22		$16.67

0.48	0.44		0.37		0.30		0.20		0.24
0.28	3.37		0.60		2.09		2.81		(4.48)
0.76	3.81		0.97		2.39		3.01		(4.24)

(0.56)	(0.40)		(0.31)		(0.33)		(0.17)		(0.21)
--	--		--		--		--		--
(0.56)	(0.40)		(0.31)		(0.33)		(0.17)		(0.21)
$21.39	$21.19		$17.78		$17.12		$15.06		$12.22
3.56%	21.69%		5.73%		16.01	% [3]	24.75	% [4]	(25.54)%

1.36%	1.38%		1.39%		1.38%		1.43	% [6]	1.42%
2.09%	2.32%		2.07%		1.80%		2.10	% [6]	1.66%
0.02%	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [6,8]	0.00	% [8]

$38,005	$47,464		$38,937		$45,229		$49,192		$43,366
101%	60%		33%		75%		44%		123%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$982.90	$5.60
Class B Shares	$1,000	$979.70	$9.35
Class C Shares	$1,000	$979.70	$9.30
Class F Shares	$1,000	$981.80	$6.84
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.35	$5.70
Class B Shares	$1,000	$1,015.55	$9.52
Class C Shares	$1,000	$1,015.60	$9.47
Class F Shares	$1,000	$1,018.10	$6.96

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class B Shares	1.89%
Class C Shares	1.88%
Class F Shares	1.38%

Portfolio of Investments Summary Table

At May 31, 2008, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Financials	21.9%
Energy	15.2%
Industrials	10.5%
Consumer Staples	9.8%
Health Care	8.9%
Information Technology	8.1%
Telecommunication Services	7.4%
Consumer Discretionary	5.5%
Utilities	4.7%
Materials	4.5%
Cash Equivalents [2]	2.7%
Other Assets and Liabilities--Net [3]	0.8%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--78.5%
		Consumer Discretionary--4.6%
129,000		American Eagle Outfitters, Inc.	$2,350,380
131,200		American Greetings Corp., Class A	2,448,192
105,600		CBS Corp. (New), Class B	2,278,848
156,990		Home Depot, Inc.	4,295,246
757,510		Leggett and Platt, Inc.	14,468,441
187,300		Macy's, Inc.	4,433,391
126,660		Mattel, Inc.	2,550,932
583,200		Regal Entertainment Group	10,246,824
		TOTAL	43,072,254
		Consumer Staples--9.8%
41,630		Anheuser-Busch Cos., Inc.	2,392,060
203,550		Coca-Cola Co.	11,655,273
193,120		Kimberly-Clark Corp.	12,321,056
149,978		Kraft Foods, Inc., Class A	4,871,285
145,800		Nu Skin Enterprises, Inc., Class A	2,499,012
137,560		PepsiCo, Inc.	9,395,348
266,850		Procter & Gamble Co.	17,625,442
139,200		SUPERVALU, Inc.	4,881,744
232,430		Sysco Corp.	7,172,790
344,100		Wal-Mart Stores, Inc.	19,868,334
		TOTAL	92,682,344
		Energy--14.4%
257,750		BP PLC, ADR	18,689,453
294,260		Chevron Corp.	29,175,879
155,890		ConocoPhillips	14,513,359
116,400		ENI SpA, ADR	9,497,076
239,944		Exxon Mobil Corp.	21,297,429
269,040		Royal Dutch Shell PLC, Class A, ADR	23,000,230
217,690		Total SA, Class B, ADR	18,995,629
		TOTAL	135,169,055
Shares			Value
		COMMON STOCKS--continued
		Financials--10.3%
170,553		Ace Ltd.	$10,245,119
35,790		Aflac, Inc.	2,402,583
401,100		Annaly Mortgage Management, Inc.	7,143,591
169,700		Aspen Insurance Holdings Ltd.	4,337,532
480,360		Bank of America Corp.	16,337,044
96,400		Gallagher (Arthur J.) & Co.	2,461,092
150,370		Hartford Financial Services Group, Inc.	10,686,796
310,900		J.P. Morgan Chase & Co.	13,368,700
996,700		MFA Mortgage Investments, Inc.	7,246,009
63,900		PartnerRe Ltd.	4,708,791
250,910		Protective Life Corp.	10,533,202
148,840		The Travelers Cos., Inc.	7,413,720
		TOTAL	96,884,179
		Health Care--8.9%
432,670		Biovail Corp.	5,075,219
207,100		Bristol-Myers Squibb Co.	4,719,809
188,460		Eli Lilly & Co.	9,072,464
303,610		Johnson & Johnson	20,262,931
53,300		Merck & Co., Inc.	2,076,568
1,370,690		Pfizer, Inc.	26,536,558
355,460		Wyeth	15,807,306
		TOTAL	83,550,855
		Industrials--10.5%
189,160		3M Co.	14,671,250
28,460		Caterpillar, Inc.	2,351,934
88,920		Dover Corp.	4,808,794
88,600		Eaton Corp.	8,565,848
149,600		General Electric Co.	4,595,712
147,200		Illinois Tool Works, Inc.	7,904,640
330,050		Northrop Grumman Corp.	24,905,573
170,100		Tata Motors Ltd., ADR	2,357,586
192,900		United Parcel Service, Inc.	13,699,758
131,270		United Technologies Corp.	9,325,421
157,500		Waste Management, Inc.	5,973,975
		TOTAL	99,160,491
Shares			Value
		COMMON STOCKS--continued
		Information Technology--5.8%
80,200		Analog Devices, Inc.	$2,815,822
242,450		Automatic Data Processing, Inc.	10,437,473
59,200		IBM Corp.	7,662,256
139,000		Maxim Integrated Products, Inc.	3,071,900
165,110		Microchip Technology, Inc.	6,082,652
477	[1]	Nortel Networks Corp.	3,930
432,670		Seagate Technology Holdings	9,267,791
830,400		Taiwan Semiconductor Manufacturing Co., ADR	9,508,080
111,300		Telefonaktiebolaget LM Ericsson, Class B, ADR	3,009,552
112,600		Xilinx, Inc.	3,062,720
		TOTAL	54,922,176
		Materials--2.1%
65,680		Dow Chemical Co.	2,653,472
168,600		International Paper Co.	4,589,292
75,700		PPG Industries, Inc.	4,771,371
126,100		Packaging Corp. of America	3,283,644
89,330		Rohm & Haas Co.	4,822,033
		TOTAL	20,119,812
		Telecommunication Services--7.4%
652,105		AT&T, Inc.	26,018,990
39,200		BCE, Inc.	1,377,488
226,800		Citizens Communications Co., Class B	2,644,488
139,300		Deutsche Telekom AG, ADR	2,327,703
850,000		NTT DoCoMo, Inc., ADR	13,574,500
184,150		Verizon Communications, Inc.	7,084,251
147,100		Vodafone Group PLC, ADR	4,720,439
868,049		Windstream Corp.	11,579,774
		TOTAL	69,327,633
Shares			Value
		COMMON STOCKS--continued
		Utilities--4.7%
142,010		AGL Resources, Inc.	$5,069,757
120,390		Aqua America, Inc.	2,056,261
258,310		Integrys Energy Group, Inc.	13,264,219
900,090		NiSource, Inc.	16,282,628
55,460		Progress Energy, Inc.	2,371,470
123,390		SCANA Corp.	4,952,875
		TOTAL	43,997,210
		TOTAL COMMON STOCKS (IDENTIFIED COST $672,905,961)	738,886,009
		PREFERRED STOCKS--18.0%
		Consumer Discretionary--0.9%
398,700		Citigroup Funding, Inc., PERCS	8,218,921
		Energy--0.8%
160,900	[2,3]	Morgan Stanley, PERCS	7,413,468
		Financials--11.6%
800,000		Citigroup Funding, Inc., PERCS	8,934,800
421,500		Citigroup Funding, Inc., PERCS	7,317,451
54,500		Credit Suisse First Boston, NY, PERCS	9,754,410
199,300		Credit Suisse First Boston, NY, PERCS	3,738,868
471,200		Credit Suisse First Boston, NY, PERCS	11,589,164
468,400		Deutsche Bank AG, PERCS	9,115,814
212,700	[2,3]	Goldman Sachs Group, Inc., PERCS	8,210,007
149,200	[2,3]	Goldman Sachs Group, Inc., PERCS	7,936,694
266,300	[2,3]	Lehman Brothers, Inc., PERCS	9,826,470
192,330	[2,3]	Lehman Brothers, Inc., PERCS	8,879,876
443,200	[2,3]	Lehman Brothers, Inc., PERCS	10,131,552
199,700	[2,3]	Morgan Stanley, PERCS	9,406,869
216,000		Morgan Stanley, PERCS	4,115,880
		TOTAL	108,957,855
		Information Technology--2.3%
500,400	[2,3]	Goldman Sachs Group, Inc., PERCS	11,143,908
581,800	[2,3]	Goldman Sachs Group, Inc., PERCS	11,192,668
		TOTAL	22,336,576
Shares			Value
		PREFERRED STOCKS--continued
		Materials--2.4%
112,800		Credit Suisse First Boston, NY, PERCS	$11,568,204
308,700	[2,3]	Morgan Stanley, PERCS	11,147,157
		TOTAL	22,715,361
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $176,579,949)	169,642,181
		MUTUAL FUND--2.7%
25,506,787	[4,5]	Prime Value Obligations Fund, Institutional Shares, 2.70% (AT NET ASSET VALUE)	25,506,787
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $874,992,697) [6]	934,034,977
		OTHER ASSETS AND LIABILITIES - NET--0.8% [7]	7,124,342
		TOTAL NET ASSETS--100%	$941,159,319

1 Non-income-producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $95,288,669, which represented 10.1% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At May 31, 2008, these liquid restricted securities amounted to $95,288,669, which represented 10.1% of total net assets.

4 Affiliated company.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$764,392,796
Level 2 - Other Significant Observable Inputs	169,642,181
Level 3 - Significant Unobservable Inputs	--
TOTAL	$934,034,977

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PERCS	--Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $25,506,787 of investments in an affiliated issuer (identified cost $874,992,697)		$934,034,977
Cash		548
Income receivable		3,201,678
Receivable for investments sold		24,642,463
Receivable for shares sold		174,079
TOTAL ASSETS		962,053,745
Liabilities:
Payable for investments purchased	$18,684,540
Payable for shares redeemed	1,534,564
Income distribution payable	61
Payable for Directors'/Trustees' fees	646
Payable for distribution services fee (Note 5)	123,731
Payable for shareholder services fee (Note 5)	187,759
Accrued expenses	363,125
TOTAL LIABILITIES		20,894,426
Net assets for 46,942,545 shares outstanding		$941,159,319
Net Assets Consist of:
Paid-in capital		$888,061,767
Net unrealized appreciation of investments		59,042,280
Accumulated net realized loss on investments, written options, futures contracts and foreign currency transactions		(4,689,685)
Distributions in excess of net investment income		(1,255,043)
TOTAL NET ASSETS		$941,159,319

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($725,671,507 ÷ 36,189,592 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$20.05
Offering price per share (100/94.50 of $20.05) [1]	$21.22
Redemption proceeds per share	$20.05
Class B Shares:
Net asset value per share ($121,245,988 ÷ 6,053,435 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$20.03
Offering price per share	$20.03
Redemption proceeds per share (94.50/100 of $20.03) [1]	$18.93
Class C Shares:
Net asset value per share ($59,838,245 ÷ 2,984,740 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$20.05
Offering price per share	$20.05
Redemption proceeds per share (99.00/100 of $20.05) [1]	$19.85
Class F Shares:
Net asset value per share ($34,403,579 ÷ 1,714,778 shares outstanding), $0.01 par value, 500,000,000 shares authorized	$20.06
Offering price per share (100/99.00 of $20.06) [1]	$20.26
Redemption proceeds per share (99.00/100 of $20.06) [1]	$19.86

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $1,201,581 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $220,960)		$17,681,595
Interest		960,924
TOTAL INCOME		18,642,519
Expenses:
Investment adviser fee (Note 5)	$2,918,710
Administrative personnel and services fee (Note 5)	380,771
Custodian fees	21,813
Transfer and dividend disbursing agent fees and expenses	786,711
Directors'/Trustees' fees	11,172
Auditing fees	12,837
Legal fees	8,704
Portfolio accounting fees	80,429
Distribution services fee--Class B Shares (Note 5)	507,920
Distribution services fee--Class C Shares (Note 5)	234,346
Distribution services fee--Class F Shares (Note 5)	43,967
Shareholder services fee--Class A Shares (Note 5)	830,366
Shareholder services fee--Class B Shares (Note 5)	169,307
Shareholder services fee--Class C Shares (Note 5)	74,875
Shareholder services fee--Class F Shares (Note 5)	42,181
Account administration fee--Class A Shares	84,583
Account administration fee--Class C Shares	515
Share registration costs	32,253
Printing and postage	61,835
Insurance premiums	4,674
Taxes	38,595
Miscellaneous	8,102
TOTAL EXPENSES	6,354,666

Statement of Operations-continued

Reimbursements, Waiver and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(26,340)
Waiver of administrative personnel and services fee	(10,253)
Fees paid indirectly from directed brokerage arrangements	(19,055)
Reimbursement of other expenses	15,968
TOTAL REIMBURSEMENTS, WAIVER AND EXPENSE REDUCTION		$(71,616)
Net expenses			$6,283,050
Net investment income			12,359,469
Realized and Unrealized Gain (Loss) on Investments and Written Options:
Net realized loss on investments			(2,405,310)
Net realized gain on written options			753,355
Net change in unrealized appreciation of investments			(31,059,637)
Net change in unrealized depreciation of written options			21,666
Net realized and unrealized loss on investments and written options			(32,689,926)
Change in net assets resulting from operations			$(20,330,457)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,359,469	$24,010,959
Net realized gain (loss) on investments, written options and foreign currency transactions	(1,651,955)	132,053,065
Net change in unrealized appreciation/depreciation of investments, written options and translation of assets and liabilities in foreign currency	(31,037,971)	(115,206,194)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(20,330,457)	40,857,830
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,595,295)	(22,350,441)
Class B Shares	(1,798,144)	(4,164,075)
Class C Shares	(831,721)	(1,521,360)
Class F Shares	(555,766)	(1,084,251)
Distributions from net realized gain on investments and written options
Class A Shares	(23,640,948)	--
Class B Shares	(4,643,153)	--
Class C Shares	(2,043,462)	--
Class F Shares	(1,134,799)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(47,243,288)	(29,120,127)
Share Transactions:
Proceeds from sale of shares	65,386,858	138,354,876
Proceeds from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Equity Common Trust Fund	--	62,919,097
Net asset value of shares issued to shareholders in payment of distributions declared	40,691,505	25,704,572
Cost of shares redeemed	(142,050,654)	(332,161,319)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(35,972,291)	(105,182,774)
Change in net assets	(103,546,036)	(93,445,071)
Net Assets:
Beginning of period	1,044,705,355	1,138,150,426
End of period (including undistributed (distributions in excess of) net investment income of $(1,255,043) and $2,166,414, respectively)	$941,159,319	$1,044,705,355

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide above average income and capital appreciation.

On June 25, 2007, the Fund received assets from Bryn Mawr Equity Common Trust Fund as the result of a tax-free transfer of assets, as follows:

Shares of the Fund Issued	Bryn Mawr Equity Common Trust Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Bryn Mawr Equity Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,815,172	$62,919,097	$11,879,951	$1,098,354,193	$62,919,097	$1,161,273,290

1 Unrealized Appreciation is included in the Federated Equity Income Fund, Inc. Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the commonwealth of Pennsylvania.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended May 31, 2008, the Fund had a realized gain of $753,355 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at November 30, 2007	2,900	$210,334
Contracts written	21,194	1,746,192
Contracts bought back	(24,094)	(1,956,526)
Outstanding at May 31, 2008	--	--

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,850,748	$57,880,316	4,954,868	$108,153,803
Proceeds from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Equity Common Trust Fund	--	--	2,815,172	62,919,097
Shares issued to shareholders in payment of distributions declared	1,503,320	31,075,355	914,987	19,861,335
Shares redeemed	(4,599,196)	(91,655,881)	(9,409,039)	(205,327,562)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(245,128)	$(2,700,210)	(724,012)	$(14,393,327)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	219,042	$4,376,133	897,005	$19,587,299
Shares issued to shareholders in payment of distributions declared	283,965	5,887,526	173,094	3,749,075
Shares redeemed	(1,898,879)	(37,899,577)	(4,483,495)	(97,957,824)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,395,872)	$(27,635,918)	(3,413,396)	$(74,621,450)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	103,185	$2,091,094	347,292	$7,567,030
Shares issued to shareholders in payment of distributions declared	112,091	2,324,764	55,629	1,206,129
Shares redeemed	(446,729)	(8,891,932)	(689,453)	(15,033,805)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(231,453)	$(4,476,074)	(286,532)	$(6,260,646)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	51,889	$1,039,315	139,076	$3,046,744
Shares issued to shareholders in payment of distributions declared	67,800	1,403,860	40,918	888,033
Shares redeemed	(181,731)	(3,603,264)	(642,831)	(13,842,128)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(62,042)	$(1,160,089)	(462,837)	$(9,907,351)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,934,495)	$(35,972,291)	(4,886,777)	$(105,182,774)

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $874,992,697. The net unrealized appreciation of investments for federal tax purposes was $59,042,280. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $93,697,885 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,655,605.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursements at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily reimbursed $15,968 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,253 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $62,868 of fees paid by the Fund.

On November 15, 2007, the Fund's Directors approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.50% to 0.05%. The amendment to the Plan became effective for the Fund on January 31, 2008. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2008, FSC retained $22,772 in sales charges from the sale of Class A Shares. FSC also retained $497 of contingent deferred sales charges relating to redemptions of Class A Shares, $1,875 relating to redemptions of Class C Shares and $817 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $680 of Service Fees for the six months ended May 31, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2008, the Fund's expenses were reduced by $19,055 under these arrangements.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 1.13% for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $26,340. Transactions with the affiliated company during the six months ended May 31, 2008 were as follows:

Affiliate	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	45,448,042	312,659,351	332,600,606	25,506,787	$25,506,787	$1,201,581

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$483,654,876
Sales	$537,787,437

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

Federated Equity Income Fund, Inc. (the "Fund")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313915100
Cusip 313915209
Cusip 313915308
Cusip 313915407

8110102 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Income Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2008